Net Financial Result (Details) - Schedule of Measurement of Derivatives by Fair Value - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial revenues
Total financial revenues	R$ 281	R$ 394	R$ 188
Financial expenses
Total financial expenses	(3,012)	(1,909)	(918)
Total net financial result	(2,731)	(1,515)	(730)
Cash and cash equivalents interest [Member]
Financial revenues
Total financial revenues	123	152	87
Monetary correction (assets) [Member]
Financial revenues
Total financial revenues	80	187	75
Revenue from anticipation of payables [Member]
Financial revenues
Total financial revenues	42	40	18
Other financial revenues [Member]
Financial revenues
Total financial revenues	36	15	8
Cost of debt [Member]
Financial expenses
Total financial expenses	(1,720)	(896)	(543)
Cost and discount of receivables [Member]
Financial expenses
Total financial expenses	(119)	(97)	(51)
Monetary correction (liabilities) [Member]
Financial expenses
Total financial expenses	(247)	(401)	(13)
Interest on leasing liabilities [Member]
Financial expenses
Total financial expenses	(899)	(509)	(292)
Other financial expenses [Member]
Financial expenses
Total financial expenses	R$ (27)	R$ (6)	R$ (19)